Condensed Financial Information of the Parent Company - Schedule of Statements of Operations and Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Condensed Income Statements, Captions [Line Items]
Selling, general and administrative expenses	$ 420,922	$ 598,250	$ 836,138	$ 602,148
Total operating expenses	726,221	1,037,300	1,324,220	758,064
Loss from operations	(505,535)	(713,983)	(508,985)	17,618,370
Other income (expenses)	527,636	558,776	296,622	(153,021)
Interest income	29,073	87,122	157,381	102,568
Net Income (Loss)		(13,491)	14,467	8,122,182
Preferred stock dividends		0
Net income (loss) attributable to common shareholders of Sinovac	90,905	(13,491)	14,467	8,122,182
Net income (loss) attributable to shareholders of Sinovac		(13,491)	14,467	8,122,182
Other comprehensive loss	(234,476)	(268,931)	(875,456)	192,272
Foreign currency translation adjustments	(223,857)	(277,710)	(868,155)	192,272
Unrealized gain (loss) on available-for-sales investments	(10,619)	8,779	(7,301)	0
Comprehensive (loss) income attributable to shareholders of Sinovac	(53,483)	(175,643)	(516,300)	8,231,818
Parent Company
Condensed Income Statements, Captions [Line Items]
Selling, general and administrative expenses	17,535	11,418	9,366	15,148
Total operating expenses	17,535	11,418	9,366	15,148
Loss from operations	(17,535)	(11,418)	(9,366)	(15,148)
Other income (expenses)	5,944	3,133	(38)	95
Interest income	381	622	770	248
Equity earnings (losses) of subsidiaries, net of tax	102,115	(5,828)	23,101	8,136,987
Net Income (Loss)	90,905	(13,491)	14,467	8,122,182
Net income (loss) attributable to shareholders of Sinovac	90,905	(13,491)	14,467	8,122,182
Foreign currency translation adjustments	(133,769)	(170,931)	(523,466)	109,636
Unrealized gain (loss) on available-for-sales investments	(10,619)	8,779	(7,301)
Comprehensive (loss) income attributable to shareholders of Sinovac	$ (53,483)	$ (175,643)	$ (516,300)	$ 8,231,818